Deferred tax (Tables)	12 Months Ended
Jun. 30, 2022
Deferred Tax
Schedule of deferred taxes

Deferred tax assets and deferred tax liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset):

	2022	2021
	£’000	£’000
UK deferred tax liabilities	7,402	35,546
At 30 June	7,402	35,546

The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

	2022	2021
	£’000	£’000
At 1 July	35,546	(27,025)
(Credited)/expensed to statement of profit or loss (Note 10)	(29,431)	64,019
Expensed/(credited) to other comprehensive income (Note 10)	1,287	(1,448)
At 30 June	7,402	35,546

Schedule of unrecognized US deferred tax asset

Salary not
		Net		paid with
	Foreign	operating	Intangible	2.5 months
	tax credits	losses	assets	of year end	Other	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Unrecognized US deferred tax asset	25,678	46,670	4,088	5,892	5,281	87,609

US
Deferred Tax
Schedule of movements in net deferred tax (liability)/asset

			Unrealized
			foreign
			exchange
		Net	and			Property,
	Foreign	operating	derivative	Intangible	Deferred	plant and
	tax credits	losses	movements	assets	revenue	equipment	Other	Total(1)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2020	(27,815)	(9,537)	(2,296)	(9,070)	(5,831)	3,118	(6,931)	(58,362)
Expensed to statement of profit or loss (Note 10)	31,779	6,328	1,577	9,070	5,831	241	6,931	61,757
(Credited)/expensed to other comprehensive income (Note 10)	(3,964)	(150)	719	—	—	—	—	(3,395)
At 30 June 2021	—	(3,359)	—	—	—	3,359	—	—
Expensed/(credited) to statement of profit or loss (Note 10)	—	(4,492)	4,575	—	—	(83)	—	—
At 30 June 2022	—	(7,851)	4,575	—	—	3,276	—	—
(1)	The deferred tax assets have been written down in the year ended 30 June 2021 to the extent that they will not shelter profits arising from the unwind of the deferred tax liability. This is due to a change in the substantively enacted UK Corporation tax rate from 19% to 25%, effective April 2023. The current US federal corporate income tax rate is 21%. As a result of this change the US deferred tax asset is no longer forecast to give rise to a future economic benefit. It is expected that any future US tax payable will be sheltered by future foreign tax credits arising from UK tax payable. Future increases in the US federal corporate income tax rate could result in a reversal of the US deferred tax asset write down.

UK
Deferred Tax
Schedule of movements in net deferred tax (liability)/asset

	Accelerated		Non	Property	Net
	tax		qualifying	fair value	operating
	depreciation	Intangibles	property	adjustment	losses	Other(3)	Total(4)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2020	608	9,881	13,290	13,735	—	(6,177)	31,337
Expensed/(credited) to statement of profit or loss (Note 10) (2)	1	5,119	4,192	3,707	(12,180)	1,423	2,262
Credited to other comprehensive income (Note 10)	—	—	—	—	—	1,947	1,947
At 30 June 2021	609	15,000	17,482	17,442	(12,180)	(2,807)	35,546
(Credited)/expensed to statement of profit or loss (Note 10)	(229)	1,359	(5)	(631)	(32,427)	2,502	(29,431)
Expensed to other comprehensive income (Note 10)	—	—	—	—	40	1,247	1,287
At 30 June 2022	380	16,359	17,477	16,811	(44,567)	942	7,402
(2)

An increase in the UK Corporation tax rate from 19% to 25%, effective April 2023, was substantively enacted in May 2021. This has resulted in the re-measurement of the UK deferred tax liability from 19% to 25% resulting in an additional charge of £11,224,000.

(3)	The “Other” deferred tax asset balance primarily comprises foreign exchange differences; fair value movements recognized in the hedging reserve; pensions not paid in the year and salaries not paid before 31 March 2023.
(4)	Of the total deferred tax liability, £7,402,000 is expected to be settled after more than one year.